Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,
Description	2023	2022

Maintenance materials and parts	825,499	741,101
Flight attendance, uniforms and others	21,367	21,922
Provision for losses	(47,658)	(41,285)
Total net	799,208	721,738

Schedule of Provision losses on inventories
Set out below is the movement of the provision for losses:

	December 31,
Description	2023	2022

Balances at the beginning of the year	(41,285)	(38,935)
Additions	(23,151)	(5,652)
Reversal	16,778	3,302
Balances at the end of the year	(47,658)	(41,285)